Loans - Changes in the carrying amount and the accretable yield for the acquired loans - Parenthetical (Details) - ASC Subtopic 310-30 - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 1,643,718	$ 1,883,556
Accretable yield	1,001,342	$ 1,092,504
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable
Carrying amount	1,200,000
Accretable yield	$ 700,000